Acquisitions - Narrative (Details) $ / shares in Units, $ in Millions		3 Months Ended	9 Months Ended
	Jan. 01, 2021 CAD ($) share $ / shares shares	Sep. 30, 2021 CAD ($)	Sep. 30, 2021 CAD ($)	Sep. 08, 2021 CAD ($)	Dec. 31, 2020 CAD ($) $ / shares
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date		$ 6,700	$ 15,900
Profit (loss) of acquiree since acquisition date		$ 656	$ 1,700
Terra Nova
Disclosure of detailed information about business combination [line items]
Percentage of working interest acquired				21.00%
Working interest, percentage		34.00%	34.00%
Consideration paid for working interest in asset acquisition				$ 3
Cash acquired in asset acquisition				78
Property, plant and equipment acquired in asset acquisition				84
Decommissioning liabilities assumed in asset acquisition				$ 159
Husky Energy, Inc.
Disclosure of detailed information about business combination [line items]
Warrant holder entitled to common share, term	5 years
Warrant, exercise price | $ / shares	$ 6.54
Fair value of warrants	$ 216
Fair value of acquired receivables					$ 1,100
Gross contractual amounts receivable for acquired receivables					1,200
Best estimate at acquisition date of contractual cash flows not expected to be collected for acquired receivables					$ 36
Husky Energy, Inc. | Common Shares
Disclosure of detailed information about business combination [line items]
Consideration transferred, equity interests issued per acquiree share | shares	0.7845
Number of instruments or interests issued or issuable | share	788,500,000
Equity interests of acquirer	$ 6,111
Share Price | $ / shares					$ 7.75
Husky Energy, Inc. | Share Purchase Warrants
Disclosure of detailed information about business combination [line items]
Consideration transferred, equity interests issued per acquiree share | shares	0.0651
Number of instruments or interests issued or issuable | share	65,400,000
Equity interests of acquirer	$ 216
Husky Energy, Inc. | Preferred Shares
Disclosure of detailed information about business combination [line items]
Number of instruments or interests issued or issuable | share	36,000,000
Equity interests of acquirer	$ 519
Husky Energy, Inc. | Cenovus Replacement Stock Options
Disclosure of detailed information about business combination [line items]
Equity interests of acquirer	$ 9
Number of share options per replacement stock option (in shares) | shares	0.7845